Share-Based Compensation (Details) - Schedule of RSUs Activity - Restricted Stock Units (RSUs) [Member] - ¥ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of RSUs Activity [Line Items]
Number of RSUs, Unvested Beginning	895,018
Weighted Average Grant Date Fair Value, Unvested Beginning	¥ 0.02	¥ 0.02	¥ 0.02
Number of RSUs, Granted
Weighted Average Grant Date Fair Value, Granted
Number of shares, Forfeited	42,498	216,350	81,131
Weighted Average Grant Date Fair Value, Forfeited	¥ 0.02	¥ 0.02	¥ 0.02
Number of shares, Vested		895,019	1,003,192
Weighted Average Grant Date Fair Value, Vested		¥ 0.02	¥ 0.02
Number of RSUs, Unvested Ending	852,520	895,018
Weighted Average Grant Date Fair Value, Unvested Ending	¥ 0.02	¥ 0.02	¥ 0.02